Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Other Liabilities
Schedule of other liabilities

	2017	2018
	MCh$	MCh$

Accounts and notes payable (*)	190,151	176,826
Securities unliquidated	2,625	106,071
Documents intermediated	49,672	53,492
Cobranding	32,905	36,081
Financial guarantees (**)	11,374	—
Deferred income	5,576	5,743
Insurance payments	478	992
Pending transactions	675	616
VAT payable	918	—
Other	14,189	18,984
Total	308,563	398,805

(*)  This item includes obligations that fall outside the Bank’s line of business such as withholding taxes, social security payments, insurance payable, and balances from material purchases and provisions for expenses pending payment.

(**) IFRS 9 replaced IAS 39 for financial statements from January 1, 2018 onwards and includes new classification and measurement requirements for financial assets and liabilities (see note No. 5).